Fixed assets and assets held for sale	6 Months Ended
Jun. 30, 2023
Fixed Assets And Assets Held For Sale
Fixed assets and assets held for sale

5. Fixed assets and assets held for sale

a)	Vessels, net and advances for vessels under construction

An analysis of vessels, net is as follows:

	Vessel cost	Accumulated depreciation	Net book value
Balance as of January 1, 2023	$2,003,658	$(221,761)	$1,781,897
Vessel acquisitions	545,889	–	545,889
Improvements	16,665	–	16,665
Depreciation for the period	–	(39,561)	(39,561)
Impairment of vessel	(7,956)	–	(7,956)
Classification as asset held for sale	(45,007)	23,667	(21,340)
Balance as of June 30, 2023	$2,513,249	$(237,655)	$2,275,594

5. Fixed assets and assets held for sale – continued

a)	Vessels, net and advances for vessels under construction – continued

Three vessels with an aggregate net book value of $445,640 as of June 30, 2023, have been provided as collateral under the terms of the Partnership’s credit facilities (Note 7). This excludes 10 vessels financed through sale and lease back agreements, for which the title of ownership is held by the relevant lender, with an aggregate net book value of $1,547,989 as of June 30, 2023, (Note 7) and 10 unencumbered vessels of an aggregate net book value of $303,305 as of June 30, 2023.

Vessel acquisitions and advances

On June 6, 2022, the Partnership entered into the Master Agreement with CMTC and agreed to exercise its right of first offer in order to acquire one 174,000 CBM latest generation X-DF LNG/C vessel, two 13,312 TEU and one 13,696 TEU hybrid scrubber-fitted dual fuel ready eco container carrier sister vessels from CMTC, for total consideration of $596,583. On June 21, 2022, the Partnership paid total advances in relation to the above agreement of $30,000.

On January 10, 2023, the Partnership acquired from CMTC the shares of the company owning the M/V Itajai Express for a total consideration of $122,500 which was funded through debt of $108,000 (Note 7), a cash deposit of $6,000 advanced in June 2022 and cash at hand.

On February 17, 2023, the Partnership acquired from CMTC the shares of the company owning the LNG/C Asterix I, for a total consideration of $230,000 which was funded through debt of $184,000 (Note 7), a cash deposit of $12,000 advanced in June 2022 and cash at hand.

On June 20, 2023, the Partnership acquired from CMTC the shares of the company owning the M/V Buenaventura Express for a total consideration of $122,500 which was funded through debt of $100,000 (Note 7), a cash deposit of $6,000 advanced in June 2022 and cash at hand.

All vessels were acquired with attached charter party agreements.

The Partnership accounted for these acquisitions as acquisitions of assets since the fair value of the vessels and the time charters attached are concentrated in a single identifiable asset. The Partnership considered whether any value should be assigned to the attached charter party agreements acquired and concluded that the contracted daily charter rates were below the market rates on the acquisition dates and therefore the total consideration was allocated to the vessel’s cost and the below market acquired charters. The Partnership allocated the cost of the vessels and the time charters acquired on the basis of their relative fair values.

The vessels were recorded in the Partnership’s financial statements at a total value of $569,889, reflecting an increase of $94,889 from the acquisition cost of $475,000 due to the value of the charters that were attached to the vessels at the time of the respective acquisitions (Note 6).

Improvements

During the six-month periods ended June 30, 2023, and 2022, certain of the Partnership’s vessels underwent improvements. The costs of these improvements amounted to $16,665 and $332 respectively and were capitalized as part of the vessels’ cost.

Improvements during the six-month periods ended June 30, 2023, included the cost of $411 relating to the installation of ballast water treatment (“BWT”) systems and $13,897 relating to the installation of exhaust gas cleaning systems (“Scrubbers”) for certain of the Partnership’s vessels. Improvements during the six-month periods ended June 30, 2022, included the cost of $33 relating to the installation of BWT systems.

During the six-month periods ended June 30, 2023, and 2022, the Partnership paid $3,971 and $510 respectively, relating to the purchase and installation of Scrubbers and BWT systems to certain of its vessels.

5. Fixed assets and assets held for sale – continued

b)	Assets held for sale

An analysis of assets held for sale is as follows:

Assets held for sale
Balance as at January 1, 2023	$–
Vessel held for sale	21,340
Inventories	954
Balance as at June 30, 2023	$22,294

On June 27, 2023, the Partnership agreed to sell to an unaffiliated party the M/V Cape Agamemnon at a price of $22,000. The Partnership considered that the M/V Cape Agamemnon met the criteria to be classified as held for sale and measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale. In this respect, the Partnership recognized an impairment charge of $7,956 in its unaudited condensed consolidated statement of comprehensive income for the six-month period ended June 30, 2023. The vessel is expected to be delivered to its new owners by the third quarter of 2023.